Earnings Per Ordinary Share (Computations Of Basic And Diluted Earnings Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Earnings Per Ordinary Share [Abstract]
Net income for the computation of basic and diluted earnings per share	$ 163,655	$ 172,224	$ 207,573	[1]	$ 165,166	$ 151,806	$ 188,453
Weighted average shares outstanding, basic and diluted	131,492,057	146,587,752	114,952,639	[1]	85,036,957	85,036,957	85,036,957
Basic and diluted earnings per ordinary share	$ 1.24	$ 1.17	$ 1.81	[1]	$ 1.94	$ 1.79	$ 2.22

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.